LVIP JPMorgan U.S. Equity Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.49%
Aerospace & Defense–2.95%
Howmet Aerospace, Inc.	18,961	$4,369,752
Northrop Grumman Corp.	9,279	6,330,505
		10,700,257
Automobiles–1.24%
†Tesla, Inc.	12,130	4,509,327
		4,509,327
Banks–3.61%
U.S. Bancorp	31,591	1,643,048
Wells Fargo & Co.	143,680	11,438,365
		13,081,413
Biotechnology–3.26%
AbbVie, Inc.	27,999	6,089,503
Regeneron Pharmaceuticals, Inc.	3,857	2,980,072
†Vertex Pharmaceuticals, Inc.	6,173	2,756,491
		11,826,066
Broadline Retail–5.32%
†Amazon.com, Inc.	92,539	19,273,097
		19,273,097
Building Products–1.91%
Carrier Global Corp.	23,981	1,350,370
Trane Technologies PLC	13,368	5,570,980
		6,921,350
Capital Markets–2.84%
Blackstone, Inc.	36,347	4,179,541
Morgan Stanley	37,191	6,120,523
		10,300,064
Construction Materials–1.05%
Vulcan Materials Co.	13,962	3,801,853
		3,801,853
Consumer Finance–2.40%
American Express Co.	28,739	8,692,973
		8,692,973
Consumer Staples Distribution & Retail–2.04%
Walmart, Inc.	59,617	7,409,201
		7,409,201
Electric Utilities–4.58%
Entergy Corp.	35,246	3,960,241
NextEra Energy, Inc.	96,240	8,938,771
Southern Co.	38,183	3,685,423
		16,584,435
Electrical Equipment–1.72%
Eaton Corp. PLC	17,424	6,232,042
		6,232,042
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.99%
Amphenol Corp. Class A	28,316	$3,577,727
		3,577,727
Energy Equipment & Services–1.80%
Baker Hughes Co.	106,732	6,515,989
		6,515,989
Entertainment–1.92%
Walt Disney Co.	72,083	6,947,359
		6,947,359
Financial Services–2.95%
Mastercard, Inc. Class A	21,415	10,700,219
		10,700,219
Food Products–0.73%
Mondelez International, Inc. Class A	45,943	2,648,154
		2,648,154
Health Care Equipment & Supplies–4.13%
†Boston Scientific Corp.	26,553	1,666,201
†Edwards Lifesciences Corp.	42,701	3,419,496
Medtronic PLC	50,741	4,396,708
Stryker Corp.	16,641	5,468,066
		14,950,471
Hotels, Restaurants & Leisure–3.46%
†Chipotle Mexican Grill, Inc.	36,035	1,153,480
†DoorDash, Inc. Class A	9,943	1,492,941
Marriott International, Inc. Class A	4,294	1,404,439
McDonald's Corp.	27,367	8,505,390
		12,556,250
Industrial REITs–0.83%
Prologis, Inc.	22,712	3,002,072
		3,002,072
Insurance–2.61%
Arthur J Gallagher & Co.	28,204	6,108,423
Progressive Corp.	16,847	3,339,749
		9,448,172
Interactive Media & Services–8.26%
Alphabet, Inc. Class A	60,810	17,486,524
Meta Platforms, Inc. Class A	21,732	12,433,529
		29,920,053
Machinery–0.75%
Deere & Co.	4,817	2,713,416
		2,713,416
LVIP JPMorgan U.S. Equity Fund–1

LVIP JPMorgan U.S. Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–1.17%
ConocoPhillips	32,022	$4,226,904
		4,226,904
Pharmaceuticals–1.79%
Eli Lilly & Co.	7,038	6,473,341
		6,473,341
Semiconductors & Semiconductor Equipment–15.79%
ASML Holding NV	2,497	3,298,113
Broadcom, Inc.	39,129	12,110,817
Micron Technology, Inc.	11,189	3,780,092
NVIDIA Corp.	185,286	32,313,878
NXP Semiconductors NV	28,949	5,698,900
		57,201,800
Software–7.21%
Intuit, Inc.	14,899	6,442,030
Microsoft Corp.	37,822	14,000,570
Oracle Corp.	36,086	5,308,611
†ServiceNow, Inc.	3,729	389,867
		26,141,078
Specialty Retail–3.49%
†AutoZone, Inc.	1,075	3,631,113
Lowe's Cos., Inc.	38,138	9,011,247
		12,642,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–7.81%
Apple, Inc.	100,687	$25,553,354
Western Digital Corp.	10,165	2,749,531
		28,302,885
Trading Companies & Distributors–0.88%
United Rentals, Inc.	4,382	3,192,550
		3,192,550
Total Common Stock (Cost $256,409,187)		360,492,878

MONEY MARKET FUND–0.64%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	2,325,152	2,325,152
Total Money Market Fund (Cost $2,325,152)		2,325,152

TOTAL INVESTMENTS–100.13% (Cost $258,734,339)	362,818,030
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(465,203)
NET ASSETS APPLICABLE TO 8,045,096 SHARES OUTSTANDING–100.00%	$362,352,827

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP JPMorgan U.S. Equity Fund–2